INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
Prior to any impairment adjustment, intangible assets consisted of the following:

	June 30,	December 31,
	2016	2015
Patents	$3,696,041	$3,655,069
Capitalized software development	621,567	621,567
Accumulated amortization	(1,714,153)	(1,435,780)
Intangible assets, net	$2,603,455	$2,840,856

Prior to any impairment adjustment, intangible assets consisted of the following:

	December 31,	December 31,
	2015	2014
Patents	$3,655,070	$3,611,380
Capitalized software development	621,567	388,125
Accumulated amortization	(1,435,781)	(902,212)
Intangible assets, net	$2,840,856	$3,097,293